Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest and fees on loans:
Taxable	$ 6,373	$ 6,014	$ 12,654	$ 11,903	$ 24,295	$ 23,197	$ 21,627
Tax-exempt		28	23	55	105	116	147
Interest on securities:
Taxable	244	241	481	481	961	948	1,162
Tax-exempt	14	6	27	13	34	27	28
Other interest income	32	32	80	63	128	139	108
Total interest income	6,663	6,321	13,265	12,515	25,523	24,427	23,072
INTEREST EXPENSE:
Deposits	800	886	1,622	1,763	3,468	3,946	4,530
Borrowings	204	166	391	327	656	657	613
Total interest expense	1,004	1,052	2,013	2,090	4,124	4,603	5,143
Net interest income	5,659	5,269	11,252	10,425	21,399	19,824	17,929
Provision for loan losses	191	100	374	475	1,675	945	2,300
Net interest income after provision for loan losses	5,468	5,169	10,878	9,950	19,724	18,879	15,629
OTHER INCOME:
Deposit service fees	192	175	349	337	667	699	832
Income from loans sold on secondary market	139	279	242	578	1,028	1,390	700
SBA/USDA loan sale gains	166	554	548	663	951	1,176	1,500
Mortgage servicing income	89	182	102	285	790	417	400
Net security gains (losses)				15	73		(1)
Other	64	61	100	146	429	361	225
Total other income	650	1,251	1,341	2,009	3,938	4,043	3,656
OTHER EXPENSE:
Salaries and employee benefits	2,523	2,375	5,064	4,681	9,351	8,288	7,275
Occupancy	546	363	1,084	745	1,481	1,372	1,376
Furniture and equipment	303	255	622	525	1,102	885	827
Data processing	288	268	574	533	1,071	991	761
Professional service fees	276	320	607	545	1,069	1,196	756
Loan and deposit	83	45	162	118	617	877	1,137
Writedowns and losses on other real estate held for sale	14	87	14	89	265	489	1,137
FDIC insurance assessment	90	95	175	200	385	459	849
Telephone	82	63	164	145	303	233	215
Advertising	123	111	230	215	436	376	351
Other	570	541	1,309	1,038	2,048	1,591	1,285
Total other expenses	4,898	4,523	10,005	8,834	18,128	16,757	15,969
Income before income taxes	1,220	1,897	2,214	3,125	5,534	6,165	3,316
Provision for (benefit of) for income taxes	414	637	748	1,052	(403)	(922)	1,098
NET INCOME	806	1,260	1,466	2,073	5,937	7,087	2,218
Preferred dividend and accretion of discount		63		200	308	629	766
NET INCOME AVAILABLE TO COMMON SHAREHOLDERS	$ 806	$ 1,197	$ 1,466	$ 1,873	$ 5,629	$ 6,458	$ 1,452
INCOME PER COMMON SHARE:
Basic (in dollars per share)	$ 0.15	$ 0.22	$ 0.27	$ 0.34	$ 1.01	$ 1.51	$ 0.42
Diluted (in dollars per share)	$ 0.14	$ 0.22	$ 0.26	$ 0.34	$ 1.00	$ 1.51	$ 0.41